Restructuring Charges - Schedule of Restructuring Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Employee-related costs	$ 9,211	$ 5,736	$ 573
Lease termination costs	1,332	5,202	1,887
Total	$ 10,543	$ 10,938	$ 2,460